UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30. 2011
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	August 9, 2011
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	34
					---------------------
						184854
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER				CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   	VOTING 	AUTHORITY
											CALL	DISC	SOLE	NONE
1/100 Berkshire Htwy Cla             	Com	84990175	232	200	SH 		SOLE	200	0
A F L A C Inc                        	Com	1055102		5144	110198	SH 		SOLE	107332	2866
Abbott Laboratories                  	Com	2824100		5111	97144	SH 		SOLE	94664	2480
Accenture Ltd Cl A                   	Com	G1151C101       7080	117187	SH 		SOLE	114225	2962
Amgen Incorporated                   	Com	31162100	4683	80258	SH 		SOLE	78225	2033
Bank Of New York Co New              	Com	64058100	2817	109975	SH 		SOLE	107165	2810
Berkshire Hathaway Cl B              	Com	84670702	5553	71759	SH 		SOLE	69978	1781
Block H & R Incorporated             	Com	93671105	3033	189120	SH 		SOLE	184238	4882
Bristol-Myers Squibb Co              	Com	110122108	4993	172439	SH 		SOLE	167965	4474
Cabelas Inc                          	Com	126804301	4555	167793	SH 		SOLE	163628	4165
Comcast Cp New Cl A Spl              	Com	20030N200       3009	124212	SH 		SOLE	121138	3074
Disney Walt Co                       	Com	254687106	7200	184434	SH 		SOLE	179789	4645
Ebay Inc                             	Com	278642103	8937	276963	SH 		SOLE	269923	7040
Franklin Resources Inc               	Com	354613101	6843	52123	SH 		SOLE	50792	1331
Gannett Co Inc Del                   	Com	364730101	2694	188182	SH 		SOLE	183516	4666
Goldman Sachs Group Inc              	Com	38141G104       3538	26590	SH 		SOLE	25913	677
Hewlett-Packard Company              	Com	428236103	2565	70482	SH 		SOLE	68666	1816
Home Depot Inc                       	Com	437076102	5851	161559	SH 		SOLE	158127	3432
Johnson & Johnson                    	Com	478160104	4317	64898	SH 		SOLE	63188	1710
Mc Donalds Corp                      	Com	580135101	4600	54565	SH 		SOLE	53114	1451
Medtronic Inc                        	Com	585055106	4218	109493	SH 		SOLE	106636	2857
Merck & Co Inc                       	Com	58933y105       7077	200561	SH 		SOLE	195391	5170
Microsoft Corp                       	Com	594918104	1283	49365	SH 		SOLE	48191	1174
Mylan Laboratories Inc               	Com	628530107	3265	132368	SH 		SOLE	129048	3320
Nordstrom Inc                        	Com	655664100	6284	133890	SH 		SOLE	130419	3471
Oakmark Intl Fd Class I              	Com	413838202	303	14	SH 		SOLE	14	0
Pfizer Incorporated                  	Com	717081103	5881	285532	SH 		SOLE	278201	7331
Smead Value Fd                       	Com	89833W774       2293	104099	SH 		SOLE	98729	5369
Smead Value Fd Inst Cl               	Com	89833W568       33746	1532537	SH 		SOLE	1476521	56016
Starbucks Corp                       	Com	855244109	10209	258523	SH 		SOLE	251986	6537
Verizon Communications               	Com	92343V104       1311	35224	SH 		SOLE	34233	991
Wal-Mart Stores Inc                  	Com	931142103	4608	86729	SH 		SOLE	84465	2264
Walgreen Company                     	Com	931422109	5954	140248	SH 		SOLE	136612	3636
Wells Fargo & Co New                 	Com	949746101	5667	201967	SH 		SOLE	196727	5240
			                                      184854



